Summary of Significant Accounting Policies (Details) - EBP 003 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	$ 208,796,187	$ 186,132,918
Total
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	194,610,334	174,335,277
Total | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	193,133,113	172,844,709
Total | Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	1,462,775	1,475,450
Total | Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	14,446	15,118
Total | Total common stock fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	1,477,221	1,490,568
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	194,610,334	174,335,277
Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	193,133,113	172,844,709
Level 1 | Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	1,462,775	1,475,450
Level 1 | Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	14,446	15,118
Level 1 | Total common stock fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	1,477,221	1,490,568
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 2 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 2 | Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 2 | Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 2 | Total common stock fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 3 | Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 3 | Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 3 | Total common stock fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Collective trust funds, at net asset value | Common Collective Trust
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	$ 14,185,853	$ 11,797,641